Shareholder Report	12 Months Ended	76 Months Ended	83 Months Ended	102 Months Ended
	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Fidelity Series Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Government Money Market Fund
Class Name	Fidelity® Series Government Money Market Fund
Trading Symbol	FGNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Government Money Market Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,577,202,995	$ 2,577,202,995	$ 2,577,202,995	$ 2,577,202,995
Holdings Count | shares	465	465	465	465
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,577,202,995
Number of Holdings	465
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 69.4 8-30 7.9 31-60 6.8 61-90 5.8 91-180 7.0 >180 6.8 Repurchase Agreements 47.4 U.S. Government Agency - Debt 33.0 U.S. Treasury Obligations 23.3 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 47.4 U.S. Government Agency - Debt - 33.0 U.S. Treasury Obligations - 23.3 Net Other Assets (Liabilities) - (3.7)%
Fidelity Series Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Bond Index Fund
Class Name	Fidelity® Series Bond Index Fund
Trading Symbol	FIFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Bond Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors,

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 26, 2019 through August 31, 2025. Initial investment of $10,000. Fidelity® Series Bond Index Fund $10,000 $10,601 $11,282 $11,266 $9,962 $9,850 $10,563 Bloomberg U.S. Aggregate Bond Index $10,000 $10,596 $11,282 $11,272 $9,974 $9,855 $10,574 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Bond Index Fund 3.08% -0.71% 1.35% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.37% A From April 26, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 30,493,563,287	$ 30,493,563,287	$ 30,493,563,287	$ 30,493,563,287
Holdings Count | shares	9,480	9,480	9,480	9,480
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$30,493,563,287
Number of Holdings	9,480
Total Advisory Fee	$0
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 71.1 AAA 2.2 AA 2.9 A 12.7 BBB 10.4 BB 0.5 Not Rated 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 71.1 AAA - 2.2 AA - 2.9 A - 12.7 BBB - 10.4 BB - 0.5 Not Rated - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.5 Corporate Bonds 26.1 U.S. Government Agency - Mortgage Securities 24.3 Foreign Government and Government Agency Obligations 1.2 CMOs and Other Mortgage Related Securities 1.2 Municipal Securities 0.3 U.S. Government Agency Obligations 0.3 Asset-Backed Securities 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.5 Corporate Bonds - 26.1 U.S. Government Agency - Mortgage Securities - 24.3 Foreign Government and Government Agency Obligations - 1.2 CMOs and Other Mortgage Related Securities - 1.2 Municipal Securities - 0.3 U.S. Government Agency Obligations - 0.3 Asset-Backed Securities - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% United States 94.3 Canada 1.2 United Kingdom 1.1 Japan 0.6 Multi-national 0.6 Mexico 0.2 Germany 0.2 Australia 0.2 Spain 0.2 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Canada - 1.2 United Kingdom - 1.1 Japan - 0.6 Multi-national - 0.6 Mexico - 0.2 Germany - 0.2 Australia - 0.2 Spain - 0.2 Others - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 36.9 US Treasury Bonds 9.6 Fannie Mae Mortgage pass-thru certificates 9.4 Freddie Mac Gold Pool 7.9 Ginnie Mae II Pool 4.8 Uniform Mortgage Backed Securities 1.2 JPMorgan Chase & Co 0.8 Ginnie Mae I Pool 0.7 Bank of America Corp 0.7 Freddie Mac Multifamily Structured pass-thru certificates 0.7 72.7
Fidelity Flex U.S. Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® U.S. Bond Index Fund
Class Name	Fidelity Flex® U.S. Bond Index Fund
Trading Symbol	FIBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® U.S. Bond Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® U.S. Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 9, 2017 through August 31, 2025. Initial investment of $10,000. Fidelity Flex® U.S. Bond Index Fund $10,000 $10,399 $10,283 $11,340 $12,077 $12,042 $10,659 $10,528 $11,287 Bloomberg U.S. Aggregate Bond Index $10,000 $10,410 $10,300 $11,348 $12,083 $12,073 $10,682 $10,555 $11,325 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® U.S. Bond Index Fund 3.13% -0.73% 1.81% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.85% A From March 9, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Mar. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 3,169,427,780	$ 3,169,427,780	$ 3,169,427,780	$ 3,169,427,780
Holdings Count | shares	5,139	5,139	5,139	5,139
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$3,169,427,780
Number of Holdings	5,139
Total Advisory Fee	$0
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.9 AAA 2.5 AA 2.6 A 12.5 BBB 10.6 BB 0.6 Not Rated 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.9 AAA - 2.5 AA - 2.6 A - 12.5 BBB - 10.6 BB - 0.6 Not Rated - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.4 Corporate Bonds 26.2 U.S. Government Agency - Mortgage Securities 24.0 Foreign Government and Government Agency Obligations 1.2 CMOs and Other Mortgage Related Securities 1.0 U.S. Government Agency Obligations 0.5 Municipal Securities 0.3 Asset-Backed Securities 0.3 Other Investments 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.4 Corporate Bonds - 26.2 U.S. Government Agency - Mortgage Securities - 24.0 Foreign Government and Government Agency Obligations - 1.2 CMOs and Other Mortgage Related Securities - 1.0 U.S. Government Agency Obligations - 0.5 Municipal Securities - 0.3 Asset-Backed Securities - 0.3 Other Investments - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.2 United Kingdom 1.0 Canada 1.0 Multi-national 0.7 Japan 0.6 Mexico 0.3 Germany 0.3 Spain 0.2 Australia 0.2 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.2 United Kingdom - 1.0 Canada - 1.0 Multi-national - 0.7 Japan - 0.6 Mexico - 0.3 Germany - 0.3 Spain - 0.2 Australia - 0.2 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 37.0 Fannie Mae Mortgage pass-thru certificates 9.9 US Treasury Bonds 9.4 Freddie Mac Gold Pool 6.7 Ginnie Mae II Pool 4.7 Uniform Mortgage Backed Securities 1.7 Ginnie Mae I Pool 0.8 Bank of America Corp 0.7 JPMorgan Chase & Co 0.7 Freddie Mac Multifamily Structured pass-thru certificates 0.6 72.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractural proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Investment Grade Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Investment Grade Bond Fund
Class Name	Fidelity® Series Investment Grade Bond Fund
Trading Symbol	FSIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and picks among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes to the fund over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Series Investment Grade Bond Fund $10,000 $10,687 $10,841 $10,793 $11,890 $12,860 $13,125 $11,667 $11,665 $12,632 $13,104 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Investment Grade Bond Fund 3.74% 0.38% 2.74% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 37,233,906,749	$ 37,233,906,749	$ 37,233,906,749	$ 37,233,906,749
Holdings Count | shares	4,878	4,878	4,878	4,878
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	203.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$37,233,906,749
Number of Holdings	4,878
Total Advisory Fee	$0
Portfolio Turnover	203%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 65.5 AAA 7.7 AA 0.6 A 6.5 BBB 14.1 BB 1.8 B 1.0 CCC,CC,C 0.1 Not Rated 5.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 65.5 AAA - 7.7 AA - 0.6 A - 6.5 BBB - 14.1 BB - 1.8 B - 1.0 CCC,CC,C - 0.1 Not Rated - 5.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.8 U.S. Government Agency - Mortgage Securities 21.7 Corporate Bonds 21.1 Asset-Backed Securities 8.7 CMOs and Other Mortgage Related Securities 6.7 Other Investments 0.2 Options 0.1 Foreign Government and Government Agency Obligations 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.8 U.S. Government Agency - Mortgage Securities - 21.7 Corporate Bonds - 21.1 Asset-Backed Securities - 8.7 CMOs and Other Mortgage Related Securities - 6.7 Other Investments - 0.2 Options - 0.1 Foreign Government and Government Agency Obligations - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.4)% United States 89.6 Grand Cayman (UK Overseas Ter) 5.3 United Kingdom 1.0 Mexico 0.9 Ireland 0.7 Bailiwick Of Jersey 0.4 Switzerland 0.4 France 0.4 Germany 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.6 Grand Cayman (UK Overseas Ter) - 5.3 United Kingdom - 1.0 Mexico - 0.9 Ireland - 0.7 Bailiwick Of Jersey - 0.4 Switzerland - 0.4 France - 0.4 Germany - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 33.7 US Treasury Bonds 10.1 Fannie Mae Mortgage pass-thru certificates 7.9 Ginnie Mae II Pool 5.3 Freddie Mac Gold Pool 4.7 Uniform Mortgage Backed Securities 2.6 JPMorgan Chase & Co 1.0 Petroleos Mexicanos 0.9 Ginnie Mae I Pool 0.8 Wells Fargo & Co 0.8 67.8
Fidelity U.S. Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Bond Index Fund
Class Name	Fidelity® U.S. Bond Index Fund
Trading Symbol	FXNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® U.S. Bond Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® U.S. Bond Index Fund $10,000 $10,598 $10,639 $10,509 $11,594 $12,346 $12,324 $10,904 $10,777 $11,554 $11,913 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® U.S. Bond Index Fund 3.11% -0.71% 1.77% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 66,160,308,255	$ 66,160,308,255	$ 66,160,308,255	$ 66,160,308,255
Holdings Count | shares	10,138	10,138	10,138	10,138
Advisory Fees Paid, Amount	$ 15,319,318
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$66,160,308,255
Number of Holdings	10,138
Total Advisory Fee	$15,319,318
Portfolio Turnover	45%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 71.5 AAA 1.9 AA 2.4 A 12.6 BBB 10.6 BB 0.3 Not Rated 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 71.5 AAA - 1.9 AA - 2.4 A - 12.6 BBB - 10.6 BB - 0.3 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.8 Corporate Bonds 25.3 U.S. Government Agency - Mortgage Securities 24.5 CMOs and Other Mortgage Related Securities 1.3 Foreign Government and Government Agency Obligations 1.2 Municipal Securities 0.4 Asset-Backed Securities 0.3 U.S. Government Agency Obligations 0.2 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.8 Corporate Bonds - 25.3 U.S. Government Agency - Mortgage Securities - 24.5 CMOs and Other Mortgage Related Securities - 1.3 Foreign Government and Government Agency Obligations - 1.2 Municipal Securities - 0.4 Asset-Backed Securities - 0.3 U.S. Government Agency Obligations - 0.2 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.7 United Kingdom 1.0 Canada 1.0 Japan 0.6 Multi-national 0.4 Mexico 0.2 Australia 0.2 Germany 0.2 Belgium 0.2 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 United Kingdom - 1.0 Canada - 1.0 Japan - 0.6 Multi-national - 0.4 Mexico - 0.2 Australia - 0.2 Germany - 0.2 Belgium - 0.2 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 38.0 Fannie Mae Mortgage pass-thru certificates 10.0 US Treasury Bonds 8.8 Freddie Mac Gold Pool 8.0 Ginnie Mae II Pool 4.7 Ginnie Mae I Pool 0.9 Uniform Mortgage Backed Securities 0.9 Freddie Mac Multifamily Structured pass-thru certificates 0.8 Bank of America Corp 0.8 JPMorgan Chase & Co 0.7 73.6
Fidelity Series Short-Term Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Short-Term Credit Fund
Class Name	Fidelity® Series Short-Term Credit Fund
Trading Symbol	FYBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Short-Term Credit Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Short-Term Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the co-managers' security selection among corporate bonds contributed to performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•The fund's non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•Non-benchmark holdings among commercial mortgage-backed securities also hurt.
•At period end, corporate credit made up roughly 73% of fund assets, up from 71% a year ago but underweight versus the benchmark average of 84%. Exposure to ABS stood at roughly 15% as of August 31, while CMBS stood at about 4% and U.S. Treasurys approximately 6% of the portfolio at the close of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Series Short-Term Credit Fund $10,000 $10,198 $10,319 $10,404 $10,926 $11,401 $11,510 $11,081 $11,417 $12,262 $12,906 Bloomberg U.S. Credit 1-3 Years Bond Index $10,000 $10,238 $10,401 $10,463 $10,995 $11,436 $11,544 $11,098 $11,344 $12,143 $12,777 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Short-Term Credit Fund 5.26% 2.51% 2.58% Bloomberg U.S. Credit 1-3 Years Bond Index 5.22% 2.24% 2.48% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 429,099,093	$ 429,099,093	$ 429,099,093	$ 429,099,093
Holdings Count | shares	445	445	445	445
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$429,099,093
Number of Holdings	445
Total Advisory Fee	$0
Portfolio Turnover	67%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 7.5 AAA 14.2 AA 0.8 A 28.9 BBB 41.9 BB 2.1 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 7.5 AAA - 14.2 AA - 0.8 A - 28.9 BBB - 41.9 BB - 2.1 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 72.1 Asset-Backed Securities 15.3 U.S. Treasury Obligations 6.7 CMOs and Other Mortgage Related Securities 3.9 U.S. Government Agency - Mortgage Securities 0.8 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 72.1 Asset-Backed Securities - 15.3 U.S. Treasury Obligations - 6.7 CMOs and Other Mortgage Related Securities - 3.9 U.S. Government Agency - Mortgage Securities - 0.8 Other Investments - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 74.7 United Kingdom 6.2 Germany 4.3 Grand Cayman (UK Overseas Ter) 4.2 Canada 2.0 Ireland 1.9 Japan 1.3 Netherlands 1.1 France 0.9 Others 3.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.7 United Kingdom - 6.2 Germany - 4.3 Grand Cayman (UK Overseas Ter) - 4.2 Canada - 2.0 Ireland - 1.9 Japan - 1.3 Netherlands - 1.1 France - 0.9 Others - 3.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 6.7 Bank of America Corp 3.4 General Motors Financial Co Inc 2.3 JPMorgan Chase & Co 2.2 Wells Fargo & Co 2.2 Morgan Stanley 2.1 Citigroup Inc 2.0 Goldman Sachs Group Inc/The 1.7 Ford Motor Credit Co LLC 1.5 HSBC Holdings PLC 1.5 25.6
Fidelity Advisor Corporate Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class M
Trading Symbol	FCBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The fund's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve had a neutral impact on relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A, in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $10,433 $10,678 $10,566 $11,901 $12,820 $13,104 $11,027 $11,098 $12,151 $12,590 Bloomberg U.S. Credit Bond Index $10,000 $10,914 $11,122 $11,012 $12,443 $13,326 $13,627 $11,661 $11,759 $12,816 $13,318 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) -0.53% -1.17% 2.33% Class M (without 4.00% sales charge) 3.61% -0.36% 2.75% Bloomberg U.S. Credit Bond Index 3.92% -0.01% 2.91% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,081,012,659	$ 2,081,012,659	$ 2,081,012,659	$ 2,081,012,659
Holdings Count | shares	600	600	600	600
Advisory Fees Paid, Amount	$ 7,046,841
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,081,012,659
Number of Holdings	600
Total Advisory Fee	$7,046,841
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 9.2 AAA 0.1 AA 0.0 A 23.1 BBB 57.0 BB 4.9 B 1.3 Not Rated 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 9.2 AAA - 0.1 AA - 0.0 A - 23.1 BBB - 57.0 BB - 4.9 B - 1.3 Not Rated - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 85.3 U.S. Treasury Obligations 9.2 Asset-Backed Securities 0.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 CMOs and Other Mortgage Related Securities 0.1 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 85.3 U.S. Treasury Obligations - 9.2 Asset-Backed Securities - 0.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 CMOs and Other Mortgage Related Securities - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 80.5 Canada 3.5 United Kingdom 3.3 Ireland 2.6 Germany 2.0 Japan 1.3 Switzerland 1.1 Netherlands 1.0 France 0.9 Others 3.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.5 Canada - 3.5 United Kingdom - 3.3 Ireland - 2.6 Germany - 2.0 Japan - 1.3 Switzerland - 1.1 Netherlands - 1.0 France - 0.9 Others - 3.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 9.2 JPMorgan Chase & Co 2.6 Bank of America Corp 2.3 Morgan Stanley 1.8 Boeing Co 1.7 Broadcom Inc 1.6 Wells Fargo & Co 1.5 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 PNC Financial Services Group Inc/The 1.1 Duke Energy Corp 1.1 24.2
Fidelity Corporate Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity® Corporate Bond Fund
Trading Symbol	FCBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The fund's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve had a neutral impact on relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A, in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Corporate Bond Fund $10,000 $10,914 $11,216 $11,145 $12,606 $13,629 $13,978 $11,806 $11,928 $13,108 $13,629 Bloomberg U.S. Credit Bond Index $10,000 $10,914 $11,122 $11,012 $12,443 $13,326 $13,627 $11,661 $11,759 $12,816 $13,318 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Corporate Bond Fund 3.97% 0.00% 3.14% Bloomberg U.S. Credit Bond Index 3.92% -0.01% 2.91% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,081,012,659	$ 2,081,012,659	$ 2,081,012,659	$ 2,081,012,659
Holdings Count | shares	600	600	600	600
Advisory Fees Paid, Amount	$ 7,046,841
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,081,012,659
Number of Holdings	600
Total Advisory Fee	$7,046,841
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 9.2 AAA 0.1 AA 0.0 A 23.1 BBB 57.0 BB 4.9 B 1.3 Not Rated 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 9.2 AAA - 0.1 AA - 0.0 A - 23.1 BBB - 57.0 BB - 4.9 B - 1.3 Not Rated - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 85.3 U.S. Treasury Obligations 9.2 Asset-Backed Securities 0.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 CMOs and Other Mortgage Related Securities 0.1 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 85.3 U.S. Treasury Obligations - 9.2 Asset-Backed Securities - 0.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 CMOs and Other Mortgage Related Securities - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 80.5 Canada 3.5 United Kingdom 3.3 Ireland 2.6 Germany 2.0 Japan 1.3 Switzerland 1.1 Netherlands 1.0 France 0.9 Others 3.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.5 Canada - 3.5 United Kingdom - 3.3 Ireland - 2.6 Germany - 2.0 Japan - 1.3 Switzerland - 1.1 Netherlands - 1.0 France - 0.9 Others - 3.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 9.2 JPMorgan Chase & Co 2.6 Bank of America Corp 2.3 Morgan Stanley 1.8 Boeing Co 1.7 Broadcom Inc 1.6 Wells Fargo & Co 1.5 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 PNC Financial Services Group Inc/The 1.1 Duke Energy Corp 1.1 24.2
Fidelity Advisor Corporate Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class C
Trading Symbol	FCCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 155	1.52%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The fund's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve had a neutral impact on relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A, in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class C $10,000 $10,786 $10,975 $10,786 $12,057 $12,906 $13,094 $10,939 $10,932 $11,974 $12,410 Bloomberg U.S. Credit Bond Index $10,000 $10,914 $11,122 $11,012 $12,443 $13,326 $13,627 $11,661 $11,759 $12,816 $13,318 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 1.87% -1.08% 2.18% Class C 2.87% -1.08% 2.18% Bloomberg U.S. Credit Bond Index 3.92% -0.01% 2.91% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,081,012,659	$ 2,081,012,659	$ 2,081,012,659	$ 2,081,012,659
Holdings Count | shares	600	600	600	600
Advisory Fees Paid, Amount	$ 7,046,841
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,081,012,659
Number of Holdings	600
Total Advisory Fee	$7,046,841
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 9.2 AAA 0.1 AA 0.0 A 23.1 BBB 57.0 BB 4.9 B 1.3 Not Rated 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 9.2 AAA - 0.1 AA - 0.0 A - 23.1 BBB - 57.0 BB - 4.9 B - 1.3 Not Rated - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 85.3 U.S. Treasury Obligations 9.2 Asset-Backed Securities 0.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 CMOs and Other Mortgage Related Securities 0.1 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 85.3 U.S. Treasury Obligations - 9.2 Asset-Backed Securities - 0.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 CMOs and Other Mortgage Related Securities - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 80.5 Canada 3.5 United Kingdom 3.3 Ireland 2.6 Germany 2.0 Japan 1.3 Switzerland 1.1 Netherlands 1.0 France 0.9 Others 3.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.5 Canada - 3.5 United Kingdom - 3.3 Ireland - 2.6 Germany - 2.0 Japan - 1.3 Switzerland - 1.1 Netherlands - 1.0 France - 0.9 Others - 3.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 9.2 JPMorgan Chase & Co 2.6 Bank of America Corp 2.3 Morgan Stanley 1.8 Boeing Co 1.7 Broadcom Inc 1.6 Wells Fargo & Co 1.5 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 PNC Financial Services Group Inc/The 1.1 Duke Energy Corp 1.1 24.2
Fidelity Advisor Corporate Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class Z
Trading Symbol	FIKOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The fund's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve had a neutral impact on relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A, in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,334 $12,275 $12,601 $10,652 $10,761 $11,847 $12,329 Bloomberg U.S. Credit Bond Index $10,000 $11,331 $12,135 $12,409 $10,618 $10,708 $11,670 $12,128 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 $11,411 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 4.07% 0.09% 3.07% Bloomberg U.S. Credit Bond Index 3.92% -0.01% 2.83% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.93% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,081,012,659	$ 2,081,012,659	$ 2,081,012,659	$ 2,081,012,659
Holdings Count | shares	600	600	600	600
Advisory Fees Paid, Amount	$ 7,046,841
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,081,012,659
Number of Holdings	600
Total Advisory Fee	$7,046,841
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 9.2 AAA 0.1 AA 0.0 A 23.1 BBB 57.0 BB 4.9 B 1.3 Not Rated 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 9.2 AAA - 0.1 AA - 0.0 A - 23.1 BBB - 57.0 BB - 4.9 B - 1.3 Not Rated - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 85.3 U.S. Treasury Obligations 9.2 Asset-Backed Securities 0.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 CMOs and Other Mortgage Related Securities 0.1 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 85.3 U.S. Treasury Obligations - 9.2 Asset-Backed Securities - 0.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 CMOs and Other Mortgage Related Securities - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 80.5 Canada 3.5 United Kingdom 3.3 Ireland 2.6 Germany 2.0 Japan 1.3 Switzerland 1.1 Netherlands 1.0 France 0.9 Others 3.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.5 Canada - 3.5 United Kingdom - 3.3 Ireland - 2.6 Germany - 2.0 Japan - 1.3 Switzerland - 1.1 Netherlands - 1.0 France - 0.9 Others - 3.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 9.2 JPMorgan Chase & Co 2.6 Bank of America Corp 2.3 Morgan Stanley 1.8 Boeing Co 1.7 Broadcom Inc 1.6 Wells Fargo & Co 1.5 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 PNC Financial Services Group Inc/The 1.1 Duke Energy Corp 1.1 24.2
Fidelity Advisor Corporate Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class I
Trading Symbol	FCBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The fund's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve had a neutral impact on relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A, in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class I $10,000 $10,908 $11,205 $11,129 $12,582 $13,597 $13,938 $11,767 $11,882 $13,052 $13,563 Bloomberg U.S. Credit Bond Index $10,000 $10,914 $11,122 $11,012 $12,443 $13,326 $13,627 $11,661 $11,759 $12,816 $13,318 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 3.92% -0.05% 3.09% Bloomberg U.S. Credit Bond Index 3.92% -0.01% 2.91% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,081,012,659	$ 2,081,012,659	$ 2,081,012,659	$ 2,081,012,659
Holdings Count | shares	600	600	600	600
Advisory Fees Paid, Amount	$ 7,046,841
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,081,012,659
Number of Holdings	600
Total Advisory Fee	$7,046,841
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 9.2 AAA 0.1 AA 0.0 A 23.1 BBB 57.0 BB 4.9 B 1.3 Not Rated 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 9.2 AAA - 0.1 AA - 0.0 A - 23.1 BBB - 57.0 BB - 4.9 B - 1.3 Not Rated - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 85.3 U.S. Treasury Obligations 9.2 Asset-Backed Securities 0.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 CMOs and Other Mortgage Related Securities 0.1 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 85.3 U.S. Treasury Obligations - 9.2 Asset-Backed Securities - 0.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 CMOs and Other Mortgage Related Securities - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 80.5 Canada 3.5 United Kingdom 3.3 Ireland 2.6 Germany 2.0 Japan 1.3 Switzerland 1.1 Netherlands 1.0 France 0.9 Others 3.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.5 Canada - 3.5 United Kingdom - 3.3 Ireland - 2.6 Germany - 2.0 Japan - 1.3 Switzerland - 1.1 Netherlands - 1.0 France - 0.9 Others - 3.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 9.2 JPMorgan Chase & Co 2.6 Bank of America Corp 2.3 Morgan Stanley 1.8 Boeing Co 1.7 Broadcom Inc 1.6 Wells Fargo & Co 1.5 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 PNC Financial Services Group Inc/The 1.1 Duke Energy Corp 1.1 24.2
Fidelity Advisor Corporate Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class A
Trading Symbol	FCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The fund's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve had a neutral impact on relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A, in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $10,442 $10,695 $10,592 $11,939 $12,868 $13,157 $11,076 $11,154 $12,218 $12,663 Bloomberg U.S. Credit Bond Index $10,000 $10,914 $11,122 $11,012 $12,443 $13,326 $13,627 $11,661 $11,759 $12,816 $13,318 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) -0.50% -1.13% 2.39% Class A (without 4.00% sales charge) 3.64% -0.32% 2.81% Bloomberg U.S. Credit Bond Index 3.92% -0.01% 2.91% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,081,012,659	$ 2,081,012,659	$ 2,081,012,659	$ 2,081,012,659
Holdings Count | shares	600	600	600	600
Advisory Fees Paid, Amount	$ 7,046,841
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,081,012,659
Number of Holdings	600
Total Advisory Fee	$7,046,841
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 9.2 AAA 0.1 AA 0.0 A 23.1 BBB 57.0 BB 4.9 B 1.3 Not Rated 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 9.2 AAA - 0.1 AA - 0.0 A - 23.1 BBB - 57.0 BB - 4.9 B - 1.3 Not Rated - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 85.3 U.S. Treasury Obligations 9.2 Asset-Backed Securities 0.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 CMOs and Other Mortgage Related Securities 0.1 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 85.3 U.S. Treasury Obligations - 9.2 Asset-Backed Securities - 0.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 CMOs and Other Mortgage Related Securities - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 80.5 Canada 3.5 United Kingdom 3.3 Ireland 2.6 Germany 2.0 Japan 1.3 Switzerland 1.1 Netherlands 1.0 France 0.9 Others 3.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.5 Canada - 3.5 United Kingdom - 3.3 Ireland - 2.6 Germany - 2.0 Japan - 1.3 Switzerland - 1.1 Netherlands - 1.0 France - 0.9 Others - 3.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 9.2 JPMorgan Chase & Co 2.6 Bank of America Corp 2.3 Morgan Stanley 1.8 Boeing Co 1.7 Broadcom Inc 1.6 Wells Fargo & Co 1.5 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 PNC Financial Services Group Inc/The 1.1 Duke Energy Corp 1.1 24.2